Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments
Schedule of commitments

in thousands of euros	Start date	Date of maturity	Counterpart	Currency	Amount
Commitments given
Forward in U.S. dollars payable	09/03/2020	05/14/2021	Société Générale	USD	20,000,000
Forward in U.S. dollars payable	09/08/2020	05/14/2021	Société Générale	USD	20,000,000
Forward in U.S. dollars payable	10/30/2020	05/14//2021	Crédit Agricole	USD	20,000,000
Commitments received
Forward in euros to be received	09/03/2020	05/14/2021	Société Générale	EUR	16,794,021
Forward in euros to be received	09/08/2020	05/14/2021	Société Générale	EUR	16,794,021
Forward in euros to be received	10/30/2020	05/14//2021	Crédit Agricole	EUR	17,001,020